Quarterly Holdings Report
for
Fidelity Simplicity RMD 2015 Fund℠
April 30, 2024
RW36-NPRT3-0624
1.858600.116
Domestic Equity Funds - 20.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	11,500	130,867
Fidelity Series Blue Chip Growth Fund (a)	20,813	361,110
Fidelity Series Commodity Strategy Fund (a)	1,776	172,238
Fidelity Series Growth Company Fund (a)	31,240	672,595
Fidelity Series Intrinsic Opportunities Fund (a)	11,072	126,112
Fidelity Series Large Cap Stock Fund (a)	29,450	632,283
Fidelity Series Large Cap Value Index Fund (a)	12,936	198,312
Fidelity Series Opportunistic Insights Fund (a)	18,832	402,054
Fidelity Series Small Cap Core Fund (a)	1,508	16,693
Fidelity Series Small Cap Discovery Fund (a)	4,671	54,791
Fidelity Series Small Cap Opportunities Fund (a)	12,825	184,169
Fidelity Series Stock Selector Large Cap Value Fund (a)	32,951	442,531
Fidelity Series Value Discovery Fund (a)	26,085	397,267
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,996,010)		3,791,022

International Equity Funds - 19.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	15,362	228,739
Fidelity Series Emerging Markets Fund (a)	29,738	259,613
Fidelity Series Emerging Markets Opportunities Fund (a)	58,188	1,039,233
Fidelity Series International Growth Fund (a)	36,331	640,523
Fidelity Series International Small Cap Fund (a)	16,901	283,427
Fidelity Series International Value Fund (a)	52,467	645,338
Fidelity Series Overseas Fund (a)	47,595	642,056
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,156,738)		3,738,929

Bond Funds - 59.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	173,361	1,653,859
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	151,335	1,116,850
Fidelity Series Emerging Markets Debt Fund (a)	13,005	100,007
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,598	31,623
Fidelity Series Floating Rate High Income Fund (a)	2,131	19,226
Fidelity Series High Income Fund (a)	12,386	103,178
Fidelity Series International Credit Fund (a)	585	4,638
Fidelity Series International Developed Markets Bond Index Fund (a)	89,598	761,582
Fidelity Series Investment Grade Bond Fund (a)	715,030	6,914,339
Fidelity Series Long-Term Treasury Bond Index Fund (a)	112,230	593,696
Fidelity Series Real Estate Income Fund (a)	1,956	18,800
TOTAL BOND FUNDS (Cost $12,867,536)		11,317,798

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	86,616	86,616
Fidelity Series Short-Term Credit Fund (a)	560	5,481
TOTAL SHORT-TERM FUNDS (Cost $92,019)		92,097

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $19,112,303)	18,939,846
NET OTHER ASSETS (LIABILITIES) - 0.0%	(8,292)
NET ASSETS - 100.0%	18,931,554

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,754,493	335,304	446,517	41,271	(11,821)	22,400	1,653,859
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,403,066	120,442	321,661	40,113	(62,604)	(22,393)	1,116,850
Fidelity Series All-Sector Equity Fund	140,072	23,500	40,281	8,814	2,406	5,170	130,867
Fidelity Series Blue Chip Growth Fund	387,380	34,571	117,773	2,038	7,193	49,739	361,110
Fidelity Series Canada Fund	271,760	24,455	69,821	8,147	16,501	(14,156)	228,739
Fidelity Series Commodity Strategy Fund	169,211	59,314	46,705	6,370	(5,520)	(4,062)	172,238
Fidelity Series Emerging Markets Debt Fund	115,939	10,177	27,702	5,091	(5,453)	7,046	100,007
Fidelity Series Emerging Markets Debt Local Currency Fund	39,471	4,594	9,143	2,359	(928)	(2,371)	31,623
Fidelity Series Emerging Markets Fund	294,538	74,237	106,094	6,771	(11,342)	8,274	259,613
Fidelity Series Emerging Markets Opportunities Fund	1,282,993	225,682	443,599	31,253	(39,624)	13,781	1,039,233
Fidelity Series Floating Rate High Income Fund	22,527	3,742	7,101	1,522	4	54	19,226
Fidelity Series Government Money Market Fund 5.4%	948,979	177,754	1,040,117	21,469	-	-	86,616
Fidelity Series Growth Company Fund	721,414	94,896	222,901	19,712	12,463	66,723	672,595
Fidelity Series High Income Fund	121,117	12,093	30,494	5,367	(3,835)	4,297	103,178
Fidelity Series International Credit Fund	4,356	150	-	150	-	132	4,638
Fidelity Series International Developed Markets Bond Index Fund	884,599	103,924	223,947	26,477	(19,968)	16,974	761,582
Fidelity Series International Growth Fund	772,323	72,651	241,657	8,855	(2,146)	39,352	640,523
Fidelity Series International Small Cap Fund	214,488	143,277	92,827	10,762	(557)	19,046	283,427
Fidelity Series International Value Fund	777,066	72,282	249,305	22,049	20,502	24,793	645,338
Fidelity Series Intrinsic Opportunities Fund	144,024	45,658	48,482	29,515	(7,581)	(7,507)	126,112
Fidelity Series Investment Grade Bond Fund	7,508,282	1,252,743	1,648,486	221,478	(144,681)	(53,519)	6,914,339
Fidelity Series Large Cap Stock Fund	678,138	122,714	218,047	32,842	19,831	29,647	632,283
Fidelity Series Large Cap Value Index Fund	212,109	41,660	59,754	7,918	5,280	(983)	198,312
Fidelity Series Long-Term Treasury Bond Index Fund	971,051	178,908	478,831	22,189	(181,276)	103,844	593,696
Fidelity Series Opportunistic Insights Fund	429,898	38,632	135,921	3,878	3,141	66,304	402,054
Fidelity Series Overseas Fund	773,447	77,273	245,135	11,264	26,984	9,487	642,056
Fidelity Series Real Estate Income Fund	30,434	2,246	13,378	1,212	(1,158)	656	18,800
Fidelity Series Short-Term Credit Fund	135,521	7,752	140,002	2,295	(157)	2,367	5,481
Fidelity Series Small Cap Core Fund	1,712	16,018	754	20	53	(336)	16,693
Fidelity Series Small Cap Discovery Fund	61,904	12,604	20,554	1,523	(139)	976	54,791
Fidelity Series Small Cap Opportunities Fund	206,570	29,520	63,174	1,982	(1,067)	12,320	184,169
Fidelity Series Stock Selector Large Cap Value Fund	472,070	107,399	148,353	28,863	1,409	10,006	442,531
Fidelity Series Value Discovery Fund	423,083	99,851	123,300	19,762	3,800	(6,167)	397,267
	22,374,035	3,626,023	7,081,816	653,331	(380,290)	401,894	18,939,846

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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